JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 84.1% (a)
Aerospace & Defense — 1.3%
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 12/9/2025 (b)	3,292	3,201
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028 (b) (c)	2,684	2,578
Vertex Aerospace, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/6/2028 (b)	2,127	2,064
		7,843
Airlines — 0.2%
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 12/11/2026 (b) (c)	1,580	1,470
Auto Components — 2.5%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/10/2028 (b)	2,715	2,560
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.72%, 10/4/2028 (b)	2,695	2,516
Dexko Global, Inc., Delayed Draw Term Loan B-1 (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/4/2028 (b)	513	479
Holley, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.58%, 11/17/2028 (b)	222	213
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 10/1/2025 (b)	3,404	3,232
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 1/31/2028 (b)	3,740	3,380
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.43%, 5/11/2028 (b)	2,922	2,404
		14,784
Automobiles — 0.3%
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.21%, 11/17/2028 (b) (c)	1,582	1,515
Beverages — 0.8%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028 (b) (c)	3,349	3,086
Tropicana, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 1/24/2029 (b)	1,505	1,471
		4,557
Building Products — 1.4%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.06%, 7/31/2026 (b)	1,203	1,199
Griffon Corp., 1st Lien Term Loan B (3-MONTH SOFR + 2.75%), 3.77%, 1/24/2029 (b)	4,370	4,212
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.76%, 6/11/2028 (b)	2,975	2,861
		8,272
Capital Markets — 0.4%
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027 (b)	2,601	2,495
Chemicals — 3.0%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 3/31/2027 (b)	4,205	4,021
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.24%, 12/31/2027 (b)	2,744	2,672
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026 (b)	2,243	2,209
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.26%, 11/8/2028 (b) (c)	2,100	2,027
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 1/29/2026 (b)	1,489	1,442
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.74%, 6/9/2028 (b)	2,571	2,486
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 11/9/2028 (b)	1,672	1,589
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.06%, 9/6/2024 (b)	1,227	1,188
		17,634
Commercial Services & Supplies — 3.3%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 5/12/2028 (b)	3,696	3,488
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 10/1/2026 (b)	3,140	3,060
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.26%, 10/30/2026 (b)	2,000	1,873
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 3.38%, 3/10/2028 (b)	2,040	1,907

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028 (b)	4,876	4,618
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026 (b)	4,699	4,575
		19,521
Communications Equipment — 0.9%
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/6/2026 (b)	5,881	5,565
Construction & Engineering — 1.3%
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/23/2028 (b)	3,244	3,007
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/21/2028 (b)	4,138	3,996
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.93%, 1/24/2027 (b) (c)	795	773
		7,776
Containers & Packaging — 3.5%
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.52%, 2/3/2028 (b)	2,713	2,545
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024 (b) (c)	3,773	3,623
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027 (b)	3,313	3,137
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 10/29/2028 (b)	3,736	3,503
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/24/2028 (b)	2,788	2,654
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 2/5/2026 (b)	1,279	1,215
Ring Container Technologies Group, LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.27%, 8/12/2028 (b)	1,885	1,825
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (b)	2,013	1,920
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (b) (c)	179	171
		20,593
Diversified Consumer Services — 2.1%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.27%, 5/13/2027 (b)	3,172	3,066
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/3/2026 (b)	1,550	1,523
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 4/3/2028 (b)	3,007	2,396
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (b)	3,069	2,920
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 2/10/2029 (b)	2,890	2,796
		12,701
Diversified Financial Services — 1.1%
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.06%, 3/21/2025 (b)	1,555	1,345
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 12/17/2027 (b)	1,632	1,527
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 12/1/2028 (b)	3,591	3,497
		6,369
Diversified Telecommunication Services — 2.5%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 3/15/2027 (b) (c)	1,618	1,517
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (3-MONTH SOFR + 3.25%), 4.05%, 11/22/2028 (b)	3,929	3,809
Intelsat Jackson Holdings SA, 1st Lien Term Loan (3-MONTH SOFR + 4.25%), 5.00%, 2/1/2029 (b)	5,376	5,054
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 4.66%, 6/2/2028 (b)	2,000	1,922
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 4.73%, 1/31/2026 (b)	2,646	2,475
		14,777
Electric Utilities — 1.8%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 12/10/2027 (b)	2,386	2,262

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electric Utilities — continued
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 2/16/2026 (b)	2,632	2,529
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.08%, 12/15/2027 (b)	3,980	3,885
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 6/23/2025 (b)	2,194	2,122
		10,798
Electrical Equipment — 2.0%
AZZ Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 5.13%, 5/13/2029 (b)	3,130	3,024
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.51%, 8/1/2025 (b)	4,980	4,754
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.55%, 3/2/2027 (b)	4,401	4,169
		11,947
Electronic Equipment, Instruments & Components — 0.8%
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 6/30/2028 (b)	2,977	2,922
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 10/20/2028 (b)	2,120	2,035
		4,957
Energy Equipment & Services — 0.3%
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 10/18/2028 (b)	1,962	1,897
Entertainment — 2.0%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.55%, 3/1/2025 (b)	2,610	2,545
Cineworld Finance US, Inc., 1st Lien Term Loan B
(3-MONTH FIXED + 7.00%), 15.25%, 5/23/2024 (b)	212	241
(ICE LIBOR USD 3 Month + 2.50%), 4.00%, 2/28/2025 (b)	1,616	1,136
Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 2/1/2024 (b) (c)	1,716	1,695
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 5/8/2025 (b)	1,383	1,355
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 3.18%, 1/20/2028 (b)	5,250	5,093
		12,065
Food & Staples Retailing — 1.6%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)	242	210
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 4/1/2024 ‡ (b)	1,816	1,580
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 10/1/2024 (b)	4,062	2,640
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/22/2025 (b)	2,220	2,169
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/20/2028 (b)	2,750	2,632
		9,231
Food Products — 1.2%
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 10/10/2026 (b)	2,170	2,093
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 4.45%, 5/23/2025 (b)	1,637	1,491
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.44%, 8/3/2025 (b)	2,211	2,139
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/23/2027 (b)	1,586	1,452
		7,175
Health Care Equipment & Supplies — 2.1%
Chamberlain Group, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 11/3/2028 (b)	3,323	3,119
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 5/4/2028 (b)	4,998	4,864
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/23/2028 (b) (c)	4,715	4,544
		12,527

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 7.4%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/2/2025 (b)	2,162	2,057
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 8/31/2026 (b)	2,584	2,414
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 10/10/2025 (b)	4,162	1,611
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028 (b)	2,167	2,129
(ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028 (b)	540	530
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 11/16/2025 (b)	3,749	3,608
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 10/27/2028 (b)	2,923	2,858
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 11/15/2028 (b)	5,616	5,423
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 3/31/2027 (b)	3,208	3,056
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 11/30/2027 (b)	3,765	3,619
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 2/14/2025 (b) (c)	988	944
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 2/14/2025 (b)	4,319	4,151
PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 2/14/2025 (b)	744	714
Radiology Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.20%, 7/9/2025 (b)	1,750	1,625
Team Health Holdings, 1st Lien Term Loan B (1-MONTH SOFR + 5.25%), 6.28%, 3/2/2027 (b)	1,931	1,681
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 6/26/2026 (b)	2,175	1,732
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 1/8/2027 (b)	6,347	6,104
		44,256
Hotels, Restaurants & Leisure — 2.9%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 12/23/2024 (b)	4,985	4,883
Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 2/28/2028 (b)	2,485	2,410
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.76%, 2/5/2025 (b)	2,237	2,142
(3-MONTH SOFR + 3.00%), 3.92%, 12/15/2027 (b)	1,801	1,721
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (b) (c)	2,305	2,228
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 8/3/2028 (b) (c)	4,090	3,865
		17,249
Household Durables — 1.0%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (b)	1,747	1,403
MI Windows & Doors, LLC, 1st Lien Term Loan B (1-MONTH SOFR + 3.50%), 4.20%, 12/18/2027 (b)	1,313	1,254
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/29/2028 (b)	3,647	3,284
Traeger Grills, Delayed Draw Term Loan (3-MONTH UNFND + 3.25%), 4.24%, 6/29/2028 (b) (c)	120	108
		6,049
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.06%, 1/15/2025 (b)	2,304	2,225
Invenergy LLC, Term Loan (1-MONTH SOFR + 3.75%), 4.78%, 8/28/2025 (b)	1,196	1,140
		3,365
Insurance — 1.6%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 7/31/2027 (b)	2,164	2,043
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 6.31%, 1/31/2028 (b)	1,510	1,354
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 11/3/2024 (b)	1,783	1,717

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.21%, 4/25/2025 (b)	2,767	2,667
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.01%, 5/16/2024 (b)	1,800	1,754
		9,535
Internet & Direct Marketing Retail — 1.3%
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.12%, 2/19/2026 (b)	2,761	2,682
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.58%, 10/10/2025 (b)	3,424	3,259
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 9/25/2026 (b)	2,079	1,781
		7,722
IT Services — 1.8%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 12/6/2027 (b)	4,167	3,912
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 9/13/2024 (b)	3,405	3,283
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.81%, 2/11/2028 (b)	624	590
(3-MONTH SOFR + 3.75%), 4.88%, 2/15/2029 (b)	1,589	1,505
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 3/9/2027 (b)	1,300	1,213
		10,503
Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (b)	4,010	435
Life Sciences Tools & Services — 1.3%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/30/2026 (b)	4,588	4,412
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 11/8/2027 (b)	3,669	3,570
		7,982
Machinery — 3.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.52%, 10/8/2027 (b)	4,621	4,437
Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.56%, 6/1/2028 (b)	2,622	2,370
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH SOFR + 4.50%), 5.63%, 4/5/2029 (b) (c)	2,000	1,876
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 3/17/2027 (b)	3,015	2,925
Thyssenkrupp Elevator, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.02%, 7/30/2027 (b)	3,136	3,016
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.35%, 3/28/2025 (b)	4,121	3,944
		18,568
Media — 6.9%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 3.79%, 7/15/2025 (b)	1,932	1,839
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 11/18/2024 (b)	1,337	1,204
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.74%, 8/21/2026 (b)	8,593	7,843
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 3.12%, 7/17/2025 (b)	5,108	4,846
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.12%, 1/15/2026 (b)	2,095	1,980
Diamond Sports Group LLC, 2nd Lien Term Loan (1-MONTH SOFR + 3.25%), 4.09%, 8/24/2026 (b)	1,748	524
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 8/2/2027 (b)	2,297	2,219
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 1/7/2028 (b)	3,590	3,491
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.30%, 2/7/2024 (b)	1,120	1,099

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — continued
(ICE LIBOR USD 1 Month + 2.50%), 3.30%, 1/2/2026 (b)	1,713	1,656
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 3.80%, 12/1/2028 (b)	943	915
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 5/1/2026 (b)	3,717	3,557
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 5/1/2026 (b)	813	779
Nexstar Broadcasting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.31%, 1/17/2024 (b)	691	683
(ICE LIBOR USD 1 Month + 2.50%), 3.30%, 9/18/2026 (b)	1,657	1,625
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 11/8/2024 (b)	1,696	1,615
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.51%, 12/4/2026 (b)	2,117	1,993
Univision Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 3/15/2026 (b) (c)	3,182	3,082
		40,950
Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 3.05%, 11/1/2026 (b)	695	674
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 8/1/2023 (b)	1,421	1,392
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.22%, 10/1/2025 (b)	1,403	1,364
		3,430
Personal Products — 2.0%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 5/17/2028 (b)	4,532	4,138
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026 (b)	7,925	7,585
		11,723
Pharmaceuticals — 1.3%
Bausch Health Companies, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 6.14%, 2/1/2027 (b) (c)	3,495	3,189
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 3/27/2028 (b)	629	488
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 5/5/2028 (b)	4,047	3,951
		7,628
Professional Services — 1.0%
LegalShield, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 12/15/2028 (b)	1,650	1,586
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 3/6/2028	2,119	2,050
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.27%, 2/6/2026 (b)	2,170	2,101
		5,737
Road & Rail — 1.9%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (b)	3,025	2,842
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (b)	1,249	1,174
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.01%, 12/30/2026 (b) (c)	2,747	2,679
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028 (b) (c)	3,578	3,443
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028 (b)	927	892
		11,030
Semiconductors & Semiconductor Equipment — 1.4%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.35%), 4.12%, 2/1/2029 (b) (c)	3,765	3,607
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 6.34%, 2/1/2030 (b)	746	699
Entegris, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 2.75%), 2.75%, 3/2/2029 (b) (c)	1,220	1,203
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 12/2/2028 (b)	3,166	3,103
		8,612

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 5.7%
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 10/30/2026 (b)	2,963	2,861
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.06%, 10/16/2026 (b)	1,328	1,293
(ICE LIBOR USD 1 Month + 7.00%), 8.06%, 2/19/2029 (b)	620	607
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027 (b)	5,037	4,885
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 7/1/2024 (b)	1,841	1,794
ION Corporates, 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 4.78%, 3/11/2028 (b)	1,664	1,585
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.68%, 8/31/2027 (b)	3,056	2,628
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 10/1/2027 (b)	2,166	2,101
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 6/1/2026 (b)	2,771	2,648
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.76%, 8/31/2028 (b)	2,359	2,259
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 4/26/2024 (b)	1,771	1,734
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/24/2028 (b)	2,547	2,439
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 3/24/2028 (b)	2,187	2,128
Ultimate Software Group, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.21%, 5/4/2026 (b)	2,860	2,752
(ICE LIBOR USD 3 Month + 3.75%), 4.76%, 5/4/2026 (b)	2,345	2,277
		33,991
Specialty Retail — 4.3%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (3-MONTH PRIME + 3.75%), 4.78%, 10/19/2027 (b)	2,088	1,990
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (b) (d)	2,657	2,556
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 5/12/2028 (b)	4,159	3,934
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.02%, 3/9/2028 (b) (c)	3,062	2,941
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 3/3/2028 (b)	4,534	4,311
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.22%, 12/28/2027 (b)	2,182	2,001
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.56%, 12/22/2025 (b)	3,600	3,148
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023 (b)	1,020	737
SRS Distribution, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/2/2028 (b)	2,252	2,131
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.29%, 4/16/2026 (b)	1,736	1,581
		25,330
Technology Hardware, Storage & Peripherals — 1.1%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 12/22/2025 (b)	3,405	3,246
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 5.47%, 2/1/2029 (b)	3,855	3,553
		6,799
Textiles, Apparel & Luxury Goods — 0.4%
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028 (b) (c)	2,851	2,687
Total Loan Assignments (Cost $531,521)		500,050
Corporate Bonds — 8.4%
Auto Components — 0.3%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	895	862
6.50%, 4/1/2027	1,000	950
		1,812

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.3%
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (e)	1,500	1,427
Consumer Finance — 0.9%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	5,750	5,448
Diversified Telecommunication Services — 1.3%
CCO Holdings LLC
5.13%, 5/1/2027 (e)	6,000	5,913
5.00%, 2/1/2028 (e)	1,900	1,841
		7,754
Electric Utilities — 0.0% ^
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2022 ‡ (f)	75,000	113
Electrical Equipment — 0.4%
Sensata Technologies BV 4.00%, 4/15/2029 (e)	2,500	2,381
Equity Real Estate Investment Trusts (REITs) — 0.3%
VICI Properties LP 3.75%, 2/15/2027 (e)	1,750	1,626
Health Care Providers & Services — 1.8%
HCA, Inc.
5.38%, 9/1/2026	4,750	4,946
5.63%, 9/1/2028	2,250	2,360
Tenet Healthcare Corp.
5.13%, 11/1/2027 (e)	2,500	2,481
4.63%, 6/15/2028 (e)	1,000	962
		10,749
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026 (e)	700	698
Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (e)	1,268	1,246
Household Durables — 0.2%
Newell Brands, Inc. 4.45%, 4/1/2026 (g)	1,000	996
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (e)	850	725
Media — 0.9%
DISH DBS Corp.
5.88%, 11/15/2024	2,000	1,839
5.25%, 12/1/2026 (e)	750	634
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (e)	3,100	3,081
		5,554
Oil, Gas & Consumable Fuels — 0.6%
Antero Midstream Partners LP 7.88%, 5/15/2026 (e)	1,500	1,587
NuStar Logistics LP 5.63%, 4/28/2027	2,000	2,006
		3,593
Software — 0.2%
SS&C Technologies, Inc. 5.50%, 9/30/2027 (e)	1,000	999

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.6%
PetSmart, Inc. 4.75%, 2/15/2028 (e)	1,250	1,150
Staples, Inc. 7.50%, 4/15/2026 (e)	2,768	2,557
		3,707
Wireless Telecommunication Services — 0.2%
Sprint Corp. 7.88%, 9/15/2023	1,050	1,100
Total Corporate Bonds (Cost $52,404)		49,928
	SHARES (000)
Convertible Preferred Stocks — 1.1%
Specialty Retail — 1.1%
Claire's Stores, Inc. ‡ *(Cost $755)	2	6,293
Common Stocks — 1.0%
Food & Staples Retailing — 0.1%
Moran Foods Backstop Equity ‡ *	167	167
Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	369	583
iHeartMedia, Inc., Class A *	62	730
		1,313
Professional Services — 0.5%
Neiman Marcus Group Restricted Equity *	1	206
NMG, Inc. *	16	2,867
		3,073
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *	3	1,144
Total Common Stocks (Cost $6,516)		5,697
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	6	89
Entertainment — 0.0% ^
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom) *	63	—
Total Warrants (Cost $—)		89

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (h) (i) (Cost $18,011)	18,011	18,011
Total Investments — 97.6% (Cost $609,207)		580,068
Other Assets Less Liabilities — 2.4%		14,340
NET ASSETS — 100.0%		594,408

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
UNFND	Unfunded
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(b)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(c)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Fund is subject to legal or contractual restrictions on the resale of the security.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Defaulted security.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2022.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX .NA.HY.38-V1	5.00	Quarterly	6/20/2027	4.60	USD 13,000	601	(261)	340

(**)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Food & Staples Retailing	$—	$—	$167	$167
Media	1,313	—	—	1,313
Professional Services	—	3,073	—	3,073
Specialty Retail	—	—	1,144	1,144
Total Common Stocks	1,313	3,073	1,311	5,697
Convertible Preferred Stocks	—	—	6,293	6,293
Corporate Bonds
Auto Components	—	1,812	—	1,812
Chemicals	—	1,427	—	1,427
Consumer Finance	—	5,448	—	5,448
Diversified Telecommunication Services	—	7,754	—	7,754
Electric Utilities	—	—	113	113
Electrical Equipment	—	2,381	—	2,381
Equity Real Estate Investment Trusts (REITs)	—	1,626	—	1,626
Health Care Providers & Services	—	10,749	—	10,749
Health Care Technology	—	698	—	698
Hotels, Restaurants & Leisure	—	1,246	—	1,246
Household Durables	—	996	—	996
IT Services	—	725	—	725
Media	—	5,554	—	5,554
Oil, Gas & Consumable Fuels	—	3,593	—	3,593
Software	—	999	—	999
Specialty Retail	—	3,707	—	3,707
Wireless Telecommunication Services	—	1,100	—	1,100
Total Corporate Bonds	—	49,815	113	49,928
Loan Assignments
Aerospace & Defense	—	7,843	—	7,843
Airlines	—	1,470	—	1,470
Auto Components	—	14,784	—	14,784
Automobiles	—	1,515	—	1,515
Beverages	—	4,557	—	4,557
Building Products	—	8,272	—	8,272
Capital Markets	—	2,495	—	2,495
Chemicals	—	17,634	—	17,634
Commercial Services & Supplies	—	19,521	—	19,521
Communications Equipment	—	5,565	—	5,565
Construction & Engineering	—	7,776	—	7,776
Containers & Packaging	—	20,593	—	20,593
Diversified Consumer Services	—	12,701	—	12,701
Diversified Financial Services	—	6,369	—	6,369
Diversified Telecommunication Services	—	14,777	—	14,777
Electric Utilities	—	10,798	—	10,798
Electrical Equipment	—	11,947	—	11,947

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$4,957	$—	$4,957
Energy Equipment & Services	—	1,897	—	1,897
Entertainment	—	12,065	—	12,065
Food & Staples Retailing	—	7,651	1,580	9,231
Food Products	—	7,175	—	7,175
Health Care Equipment & Supplies	—	12,527	—	12,527
Health Care Providers & Services	—	44,256	—	44,256
Hotels, Restaurants & Leisure	—	17,249	—	17,249
Household Durables	—	6,049	—	6,049
Independent Power and Renewable Electricity Producers	—	3,365	—	3,365
Insurance	—	9,535	—	9,535
Internet & Direct Marketing Retail	—	7,722	—	7,722
IT Services	—	10,503	—	10,503
Leisure Products	—	—	435	435
Life Sciences Tools & Services	—	7,982	—	7,982
Machinery	—	18,568	—	18,568
Media	—	40,950	—	40,950
Oil, Gas & Consumable Fuels	—	3,430	—	3,430
Personal Products	—	11,723	—	11,723
Pharmaceuticals	—	7,628	—	7,628
Professional Services	—	5,737	—	5,737
Road & Rail	—	11,030	—	11,030
Semiconductors & Semiconductor Equipment	—	8,612	—	8,612
Software	—	33,991	—	33,991
Specialty Retail	—	25,330	—	25,330
Technology Hardware, Storage & Peripherals	—	6,799	—	6,799
Textiles, Apparel & Luxury Goods	—	2,687	—	2,687
Total Loan Assignments	—	498,035	2,015	500,050
Warrants
Diversified Telecommunication Services	—	—	89	89
Entertainment	—	—(a)	—	—(a)
Total Warrants	—	—(a)	89	89
Short-Term Investments
Investment Companies	18,011	—	—	18,011
Total Investments in Securities	$19,324	$550,923	$9,821	$580,068
Appreciation in Other Financial Instruments
Swaps	$—	$(261)	$—	$(261)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Common Stocks	$1,540	$—	$(229)	$—	$—	$—	$—	$—	$1,311
Convertible Preferred Stocks	5,876	—	417	—	—	—	—	—	6,293
Corporate Bonds	113	—	—	—	—	—	—	—	113
Loan Assignments	2,223	(40)	(194)	10	31	(15)	—	—	2,015
Warrants	76	—	13	—	—	—	—	—	89
Total	$9,828	$(40)	$7	$10	$31	$(15)	$—	$—	$9,821

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $7.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$437	Term of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignements	437
Total	437

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $9,384. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (a) (b)	$101,881	$61,632	$145,502	$—	$—	$18,011	18,011	$30	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.